Annual Total Returns[BarChart] - Thrivent Mid Cap Stock Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.28%)	14.29%	35.50%	11.93%	0.08%	28.71%	18.99%	(10.96%)	26.16%	21.69%